SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: - SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

a.	Basis of presentation and principles of consolidation:

These consolidated financial statements have been prepared in accordance with U.S. GAAP as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). The consolidated financial statements include accounts of the Company’s wholly owned subsidiaries which the Company controls. All intercompany account balances and transactions are eliminated upon consolidation.

b.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made.

These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

c.Financial statements in U.S. dollars:

The functional currency for the Company and its subsidiaries is determined based on the primary economic environment in which the companies operate that is U.S. dollar (the “functional currency”). Accordingly, transactions denominated in currencies other than the functional currency are re-measured to the functional currency in accordance with ASC No. 830, “Foreign Currency Matters”. All transaction gains and losses from the re-measured monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

d.	Cash equivalents:

Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at the date of deposit.

NOTE 2: - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

e.	Restricted cash:

Restricted cash consists of deposits used as security for the Company’s credit facilities, credit cards and lease agreements. As of December 31, 2023 and 2022, restricted cash amounted to $2,228 and $2,159, respectively, and is included within prepaid expenses and other current assets.

f.	Short-term deposits:

Short-term deposits are deposits with an original maturity of more than three months but less than one year from the date of purchase. Accrued interest in deposits is classified as other current assets. As of December 31, 2023 and 2022, the Company’s bank deposits were denominated in U.S. dollars and bore interest at weighted-average interest rates of 6.7% and 5.1%, respectively.

g.	Trade receivables:

The Company records trade receivables for amounts invoiced. The Company makes estimates of expected credit losses based upon its assessment of various factors, including historical experience, the age of the trade receivables balances, and other factors that may affect its ability to collect from customers. The estimated credit loss allowance is recorded as general and administrative expenses on the Company’s consolidated statements of income. For the year ended December 31, 2023 credit losses were immaterial.

h.Marketable securities:

The Company accounts for investments in marketable debt securities in accordance with ASC No. 320, “Investments - Debt Securities”. The Company determines the appropriate classification of its investments at the time of purchase and reevaluates such designation at each balance sheet date. The Company classifies all of its debt marketable securities as available-for-sale as the Company may sell these securities at any time for use in its current operations or for other purposes, even prior to maturity. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in shareholders’ equity.

Realized gains and losses on sale of investments are included in financial expenses (income), net and are derived using the specific identification method for determining the cost of securities sold. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in financial expenses (income), net.

For debt securities in an unrealized loss position, the Company determines whether a credit loss exists. The credit loss is estimated by considering available information relevant to the collectability of the security and information about past events, current conditions, and reasonable and supportable forecasts. Any credit loss is recorded as a charge to financial expenses (income), net, not to exceed the amount of the unrealized loss. Unrealized losses other than the credit loss are recognized in OCI. If the Company has an intent to sell, or if it is more likely than not that it will be required to sell a debt security in an unrealized loss position before recovery of its amortized cost basis, the Company will write down the security to its fair value and record the corresponding charge as a component of financial expenses (income), net.

NOTE 2: - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company classifies its marketable securities as either short-term or long-term based on each instrument’s underlying contractual maturity date as well as the intended time of realization. Marketable securities with maturities of 12 months or less are classified as short-term and marketable securities with maturities greater than 12 months are classified as long-term.

The Company did not recognize an allowance for credit losses on marketable securities as the expected losses were not material for the year ended December 31, 2023.

i.Fair value of financial instruments:

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and requires that assets and liabilities carried at fair value are classified and disclosed in the following three categories:

Level 1-	Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at measurement date.
Level 2-	Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3-

Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The carrying amounts of cash and cash equivalents, restricted cash, short-term deposits, trade receivables, prepaid expenses and other current assets, trade payables and other accounts payables approximate their fair value due to the short-term maturity of such instruments.

j.Inventories:

Inventory costs include costs incurred to bring inventory to its current condition, including materials, manufacturing costs, inbound freight, duties and other costs. The Company values its inventory at cost, using an average costing method. Net realizable value is estimated based upon assumptions made about future demand and market conditions. If the Company determines that the estimated net realizable value of its inventory is less than the carrying value of such inventory, a charge to cost of revenue is recorded to reflect the lower of cost or net realizable value. If actual market conditions are less favorable than those projected by the Company, further adjustments may be required that would increase the cost of revenue in the period in which such a determination was made.

k.Property, plant and equipment:

Property, plant and equipment are stated at cost, net of accumulated depreciation. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the consolidated statements of income in the period realized. Maintenance and repairs are expensed as incurred.

NOTE 2: - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Property, plant and equipment items are depreciated on a straight-line basis over the estimated useful lives of the assets, as follows:

Years
Computers and electronic equipment	3 – 7
Office furniture and equipment	7 – 15
Molds and others	7
Leasehold improvements	Shorter of lease term or estimated useful life

l.	Impairment of long-lived assets and intangible assets subject to amortization, including right-of-use (“ROU”) lease asset:

Long-lived assets held and used by the Company are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment is measured as the amount of which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2023, 2022 and 2021, no impairment was identified.

m.	Business combination:

The Company applies the provisions of ASC 805, “Business Combination” and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill.

When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets.

Significant estimates in valuing certain intangible assets include but are not limited to future expected cash flows from acquired technology from a market participant perspective, useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred (see also Note 3).

n.Goodwill:

Goodwill reflects the excess of the consideration transferred, including the fair value of any contingent consideration, over the assigned fair values of the identifiable net assets acquired at the acquisition date. Goodwill is not amortized, and is tested for impairment at least on an annual basis. The Company operates as one reporting unit. The Company tests goodwill for impairment annually in the fourth quarter and whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable. When testing goodwill for impairment, the Company may first perform a qualitative assessment. If the Company determines it is not more likely than not that the reporting unit’s fair value is less than its carrying amount, then no further analysis is necessary. If the Company determines that it is more likely than not that the reporting unit’s fair value is less than its carrying amount, then the quantitative impairment test will be performed.

NOTE 2: - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company may elect to bypass the qualitative assessment and proceed directly to performing a quantitative analysis. Under the quantitative impairment test, if the carrying amount of the Company’s reporting unit exceeds its fair value, the Company will recognize an impairment loss in an amount equal to that excess but limited to the total amount of goodwill.

During the years ended December 31, 2023, 2022 and 2021, no impairment of goodwill has been identified.

o.Internal use software costs:

The Company capitalizes certain costs associated with the development of its online platforms and its proprietary technology after the preliminary project stage is complete and until the software is ready for its intended use. Costs incurred during the preliminary project stage or costs incurred for data conversion activities, training, maintenance, and general and administrative or overhead costs are expensed as incurred. Capitalization begins when the preliminary project stage is complete, management authorizes and commits to the funding of the software project with the required authority, it is probable the project will be completed, the software will be used to perform the functions intended and certain functional and quality standards have been met.

Qualified costs incurred during the operating stage of the Company’s software applications relating to upgrades and enhancements are capitalized to the extent it is probable that they will result in added functionality, while costs that cannot be separated between maintenance and minor upgrades and enhancements to websites and internal use software are expensed as incurred. Capitalized website and software development costs are amortized on a straight-line basis over their estimated useful life beginning with the time when it is ready for intended use. Amortization expenses are included under selling, general and administrative expenses in the consolidated statements of income. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

During the years ended December 31, 2023, 2022 and 2021, the Company capitalized $4,585, $6,628 and $3,751 of website and software development costs, respectively.

p.Intangible assets:

Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual period ranges:

Years
Internal-used software	3 – 5
Technology	3 – 10
Other intangibles	5 – 20

q.Concentration of credit risk:

The Company is subject to certain risks, including exposure to risks associated with the online commerce environment, credit card fraud, as well as the interpretation of state and local laws and regulations in regard to the collection and remittance of sales and use taxes. The Company does not have significant vendor concentrations.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term deposits, marketable securities and trade receivables.

NOTE 2: - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company’s cash and cash equivalents, restricted cash and short-term deposits are invested in major banks in the United States and Israel. The Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the accompanying consolidated balance sheets exceed federally insured limits. The Company places its cash and cash equivalents, restricted cash and short-term deposits with financial institutions with high-quality credit ratings and has not experienced any losses in such accounts.

The Company’s marketable securities consist of investments in government and corporate debentures. The Company’s investment policy, approved by the Board of Directors, limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company’s trade receivables are derived mainly from sales to customers in the United States, Canada, the UK, Europe, Australia and Israel. The Company’s sales are primarily based on credit card transactions and therefore bear minimal credit risk.

The Company performs ongoing credit evaluations of its customers and records allowance for credit losses accounts to the extent that the amount is not collectible. For each of the years ended December 31, 2023, 2022 and 2021 there was no individual customer that accounted for 10% or more of the Company’s revenue.

r.Digital securities:

The Company accounts for securities issued as either equity-classified or liability-classified instruments based on an assessment of the digital securities specific terms and applicable authoritative guidance. The assessment considers whether the digital securities are freestanding financial instruments, meeting the definition of a liability under ASC 480, “Distinguishing Liabilities from Equity” or meeting all the requirements for equity classification, including whether the digital securities are indexed to the Company’s stock and whether the digital securities holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification under ASC 815-40. This assessment, which requires the use of professional judgment, is conducted at the time of issuance and as of each subsequent reporting period end.

Digital securities that meet all the criteria for equity classification are required to be recorded as a component of additional paid-in capital. Digital securities that do not meet all the criteria for equity classification, are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value at each balance sheet date thereafter.

As of December 31, 2022, all the outstanding digital securities (see Note 18) were classified as liabilities. Changes in the estimated fair value of the digital securities are recognized in financial expenses (income), net in the consolidated statements of income. Digital securities are classified within Level 3 as the valuation inputs are based on unobservable inputs. Changes in fair value were immaterial during 2022 and 2023.

With the closing of the Company’s Initial Public Offering as described in Note 13, all digital securities were converted to Class A Ordinary shares. As of December 31, 2023, there was no outstanding liability with respect to the digital securities.

s.Severance pay:

Israeli parent:

Severance liability is calculated (pursuant to Israeli severance pay law for all Israeli employees) based on the most recent salary of each employee multiplied by the number of years of employment as of the balance sheet date.

NOTE 2: - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company makes monthly deposits with certain insurance companies and pension funds on behalf of each employee. The value of these deposits was recorded as an asset in the Company’s balance sheet. The deposited funds made for those employees include profits accumulated up to the balance sheet date. The deposited funds could be withdrawn only upon the fulfillment of the obligation pursuant to Israel’s Severance Pay Law or labor agreements. The value of the deposited funds was based on the cash surrendered value of these deposits and include profits.

The Company’s liability for severance pay is partially covered by the provisions of Section 14 of the Severance Pay Law (“Section 14”). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, deposited on their behalf to their insurance funds.

Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company’s consolidated balance sheets.

During the years ended December 31, 2023, 2022 and 2021, severance expenses were $893, $959 and $647, respectively.

t.Defined benefit plan:

U.S. subsidiary:

The U.S. subsidiary has a defined benefit plan (the “Benefit Plan”) under the provisions of Section 401(k) of the Internal Revenue Code (the “Code”), which covers eligible U.S. employees as they are defined in the Benefit Plan. Participants may elect to contribute up to a maximum amount as prescribed by the Code. The U.S. subsidiary, at its discretion, makes matching contributions of up to 4% of the participant’s compensation. During the years ended December 31, 2023, 2022 and 2021, the expenses were immaterial.

u.Leases:

On January 1, 2022, the Company adopted Accounting Standards Update (“ASU”) No. 2016-02, Leases (“Topic 842”) using the modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application. Results and disclosure requirements for reporting periods beginning after January 1, 2022 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with the historical accounting requirements under Topic 840.

The Company elected the package of practical expedients permitted under the transition guidance, which allowed it to carry forward the historical lease classification, the assessment on whether a contract was or contains a lease, and the initial direct costs for any leases that existed prior to January 1, 2022.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset, the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

A lease is classified as an operating lease if it does not meet any one of these criteria. Since all the Company’s lease contracts do not meet any of the criteria above, the Company concluded that all its lease contracts should be classified as operating leases.

NOTE 2: - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Under Topic 842, the Company determined if an arrangement is a lease at inception. ROU assets and lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considered only payments that are fixed and determinable at the time of commencement. As most of the Company’s leases do not provide an implicit rate, the Company used its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The ROU asset also includes any lease payments made prior to commencement and is recorded net of any lease incentives received. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. Variable lease costs are expensed as incurred on the consolidated statements of income.

Operating leases are included in operating lease ROU assets, operating lease liabilities, current, and operating lease liabilities, non-current on the consolidated balance sheets.

v.Revenue recognition:

The Company recognizes revenue in accordance with ASC No. 606, “Revenue from Contracts with Customers” (“ASC 606”). Under ASC 606, the Company recognizes revenue when its customers obtain control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

1.	Identification of the contract, or contracts, with a customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of revenue when, or as, the performance obligations are satisfied.

The Company derives its revenue primarily from the sale of beauty and wellness products through its online direct-to-consumer model based on its proprietary technology. Revenue is recognized when the control of the products is transferred to the customer, which is when the products are shipped to the customer. The Company also offers a “Try Before You Buy” program, which allows some of its customers to order certain products and pay for the products after the trial period ends. Under ASC 606 the Company recognizes revenue for orders placed under the program when the trial period lapses.

The Company recognizes revenue in an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer. Sales and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue. Shipping fees charged to customers are reported within revenue.

The Company accounts for shipping and handling costs as fulfillment costs which are classified as part of cost of revenue.

The Company records a reserve for estimated product returns in each reporting period. This reserve is calculated using historical return trends and is recorded within other accounts payable and accrued expenses. Any difference between the actual returns and previous estimates is adjusted in the period in which such returns occur. The sales refund reserve as of December 31, 2023, 2022 and 2021 was immaterial.

NOTE 2: - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

For the years ended December 31, 2023, 2022 and 2021 the Company recognized $4,488, $1,638 and $1,615 of revenue that was deferred as of December 31, 2022, 2021 and 2020, respectively. Deferred revenue as of December 31, 2023 amounted to $13,920 and is expected to be recognized within the twelve-month period when the performance obligation is satisfied.

w.Cost of revenue:

Cost of revenue consists principally of the costs to procure the Company’s products, including the amounts invoiced by third-party contract manufacturers and suppliers for inventory, as well as inbound and outbound shipping costs, duties and other related costs and inventory write-offs. Cost of revenue also includes third-party fulfillment costs, warehousing, depreciation and amortization and packaging costs.

x.Operating expenses:

Selling, general and administrative expenses primarily consist of marketing and advertising expenses, employee-related costs including salaries, benefits and share-based compensation, rents, software and product research and development costs, depreciation and amortization expense, professional fees, payment processing fees and other general expenses.

Advertising costs are expensed as incurred and were $125,625, $92,048 and $63,771 for the years ended December 31, 2023, 2022 and 2021, respectively.

y.Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation” (“ASC 718”) which requires companies to estimate the fair value of equity-based payment awards on the grant date using an option-pricing model. The Company recognizes forfeitures of awards as they occur.

For stock options awards which are subject to service conditions, the Company selected the Black-Scholes option pricing model as the most appropriate model for determining the fair value of the options. For restricted stock units and performance stock units the Company determines the fair value of the awards based on the closing market value of the underlying shares at the date of grant. For stock awards subject to market conditions, the fair value of such awards is estimated on the grant date using Monte Carlo simulations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line attribution method over the requisite service period of each of the awards. For performance-based awards, stock-based compensation expense is recognized over the expected performance achievement period of individual performance milestones when the achievement of each individual performance milestone becomes probable. For stock awards with a vesting schedule based on time vesting and market conditions, stock-based compensation expense associated with each tranche is recognized over the expected achievement period for the related milestone and time vesting for each tranche.

NOTE 2: - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

z.Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement.

The Company establishes reserves for uncertain tax positions based on the evaluation of whether or not the Company’s uncertain tax position is “more likely than not” to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

aa.Basic and diluted earnings per share:

The Company computes earnings per share using the two-class method. Basic earnings per share is computed using the weighted-average number of shares outstanding during the period. Diluted earnings per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of share-based compensation awards. The dilutive effect of share-based compensation awards is reflected in diluted earnings per share by application of the treasury stock method.

The distribution rights of Class A and Class B ordinary shares and Redeemable A shares are identical. As a result, the undistributed earnings are allocated based on the contractual participation rights of Class A and Class B ordinary shares and Redeemable A shares as if the earnings for the year had been distributed. As the dividend rights are identical, the undistributed earnings are allocated on a proportionate basis.

NOTE 2: - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

ab.Operating segments:

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to make operating decisions, allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company operates in one operating segment and this segment comprises the only reporting unit.

ac.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, “Comprehensive Income”. Other comprehensive income consists of unrealized net gains and losses on marketable securities and foreign currency translation adjustments that have been excluded from the determination of net income.

The following table shows the components of accumulated other comprehensive income, net of taxes:

	Year ended December 31, 2023
	Unrealized	Foreign
	gains (losses)	currency
	on marketable	translation
	securities	adjustments	Total
Beginning balance	$—	$1,738	$1,738
Other comprehensive income	664	—	664

Ending balance	$664	$1,738	$2,402

ad.Recently issued and recently adopted accounting pronouncements:

As an “emerging growth company”, the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act and as a result of this election, the financial statements may not be comparable to companies that comply with public company effective dates. The adoption dates discussed below reflect this election.

On January 1, 2022, the Company adopted Topic 842, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding ROU assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. The Company adopted the new guidance using the modified retrospective transition approach by applying the new standard to all leases existing on the date of initial application and not restating comparative periods. Upon adoption, the Company recognized total ROU assets and corresponding liabilities of $17,208 on the consolidated balance sheets. The ROU assets include adjustments for prepayments and accrued lease payments. The adoption did not impact the beginning balance of retained earnings, or prior year consolidated statements of income and statements of cash flows.

NOTE 2: - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance is effective for the Company beginning January 1, 2023. The adoption did not have a significant impact on the consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). ASU 2021-08 requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606, Revenue from Contracts with Customers, as if it had originated the contracts. The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023. ASU 2021-08 is not expected to have a material impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to improve transparency of income tax disclosure by requiring income tax disclosures to contain consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. This standard affects the disclosure of income taxes, not the accounting for income taxes. This standard is effective for the Company for the annual period beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the impact of the adoption of ASU 2023-09.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. This standard is effective for the Company for annual periods beginning after December 15, 2023 and interim periods beginning after December 15, 2024. The Company is currently evaluating the impact of the adoption of ASU 2023-07.